FAIR VALUE MEASURES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of financial assets and liabilities measured at fair value on a recurring basis	The following table presents information about the Company’s financial assets and liabilities measured at fair value and the level of input utilized to determine such fair values (in thousands):

	Fair value measurements as of March 31, 2026
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$10,245	$10,245	$—	$—
Money market (included in restricted cash)	884	884	—	—
Total Assets	$11,129	$11,129	$—	$—
Liabilities:
Warrant liability Series B-1	$681	$—	$—	$681
Warrant liability Series D	2,803	—	—	2,803
Convertible promissory notes – related parties	20,296	—	—	20,296
Convertible promissory notes	4,600	—	—	4,600
Total Liabilities	$28,380	$—	$—	$28,380

	Fair value measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$14,152	$14,152	$—	$—
Money market (included in restricted cash)	881	881	—	—
Total Assets	$15,033	$15,033	$—	$—
Liabilities:
Warrant liability Series B-1	$608	$—	$—	$608
Warrant liability Series D	2,770	—	—	2,770
Convertible promissory notes – related parties	18,889	—	—	18,889
Convertible promissory notes	—	—	—	—
Total Liabilities	$22,267	$—	$—	$22,267

	Fair value measurements as of December 31, 2025
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$14,152	$14,152	$—	$—
Money market (included in restricted cash)	881	881	—	—
Total Assets	$15,033	$15,033	$—	$—
Liabilities:
Warrant liability Series B-1	$608	$—	$—	$608
Warrant liability Series D	2,770	—	—	2,770
Convertible promissory notes	18,889	—	—	18,889
Total Liabilities	$22,267	$—	$—	$22,267

	Fair value measurements as of December 31, 2024
	Total	Level 1	Level 2	Level 3
Assets:
Money market (included in cash and cash equivalents)	$34,241	$34,241	$—	$—
Money market (included in restricted cash)	3,169	3,169	—	—
Total Assets	$37,410	$37,410	$—	$—
Liabilities:
Warrant liability Series B-1	$114	$—	$—	$114
Warrant liability Series D	1,034	—	—	1,034
Convertible promissory notes	—	—	—	—
Total Liabilities	$1,148	$—	$—	$1,148

Schedule of roll-forward of the aggregate fair values of the Warrant liabilities and Convertible promissory notes

The following table presents a roll-forward of the aggregate fair values of the Company’s Warrant liabilities and the Company’s Convertible promissory notes for which fair value is determined by Level 3 inputs (in thousands):

				Convertible
				Promissory
		Warrant	Warrant	Notes	Convertible
		Liability	Liability	Related	Promissory
	Total	Series B - 1	Series D	Parties	Notes
December 31, 2024	$1,148	$114	$1,034	$—	$—
Issuance of convertible promissory notes	—	—	—	—	—
Loss on issuance	—	—	—	—	—
Change in fair value	—	—	—	—	—
March 31, 2025	$1,148	$114	$1,034	$—	$—
Issuance of convertible promissory notes	10,000	—	—	10,000	—
Loss on issuance	4,500	—	—	4,500	—
Change in fair value	6,619	494	1,736	4,389	—
December 31, 2025	$22,267	$608	$2,770	$18,889	$—
Issuance of convertible promissory notes	4,300	—	—	—	4,300
Loss on issuance	—	—	—	—	—
Change in fair value	1,813	73	33	1,407	300
March 31, 2026	$28,380	$681	$2,803	$20,296	$4,600

The following table presents a roll-forward of the aggregate fair values of the Company’s Warrant liabilities and the Company’s Convertible promissory notes for which fair value is determined by Level 3 inputs (in thousands):

		Warrant Liability	Warrant Liability	Convertible
	Total	Series B-1	Series D	Promissory Notes
December 31, 2023	$1,636	$165	$1,471	$—
Change in fair value	(488)	(51)	(437)	—
December 31, 2024	$1,148	$114	$1,034	$—
Issuance of convertible promissory notes	$10,000	$—	$—	$10,000
Financing costs related to issuance of convertible promissory notes	4,500	—	—	4,500
Change in fair value	6,619	494	1,736	4,389
December 31, 2025	$22,267	$608	$2,770	$18,889

Schedule of assumptions used to calculate fair value of Warrant liabilities and Convertible promissory notes

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of March 31, 2026:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.20	0.20
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31, 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of March 31, 2026:

	Series B-1	Series D
Share value	$18.16	$33.61
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.8%	3.8%
Expected life (in years)	2	2
Expected dividends	—	—

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The assumptions used in determining the fair value of the August 2025 Notes under the SBM during the three months ended March 31, 2026, were as follows:

Series D
Three Months Ended
March 31, 2026
SPAC Exit Scenario	85%
Qualified Financing Scenario	7.5%
Dissolution Scenario	7.5%
Assumed volatility	40%
Assumed risk-free interest rate	3.7%
Expected life (in years)	0.50
Assumed discount rate	20%
Share value	$37.35

The assumptions used in determining the fair value of the August 2025 Notes under the SBM as of December 31, 2025, were as follows:

Series D
December 31, 2025
SPAC Exit Scenario	75%
Qualified Financing Scenario	15%
Dissolution Scenario	10%
Assumed volatility	40%
Assumed risk-free interest rate	3.50%
Expected life (in years)	0.75
Assumed discount rate	20%
Share value	$34.47

The following are assumptions used in valuing the Series B-1 and D Warrant Agreements in the SPAC Exit scenario, as of December 31 2025:

	Series B-1	Series D
Discount rate	25%	25%
Expected life (in years)	0.38	0.38
Future projected price per share	$37.76	$37.76
Strike price	$0.08	$27.21

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements in the OPM scenario, as of December 31, 2025:

	Series B-1	Series D
Share value	$18.14	$33.71
Assumed volatility	90%	37%
Assumed risk-free interest rate	3.5%	3.5%
Expected life (in years)	2	2
Expected dividends	—	—

The following are the assumptions used in valuing the Series B-1 and D Warrant Agreements, as of December 31, 2024:

	Series B-1	Series D
Assumed volatility	75%	75%
Assumed risk-free interest rate	4.29%	4.29%
Expected life (in years)	2.5	2.5
Expected dividends	—	—